UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2013

1.808774.109

VIPOVRS-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 2.6%
BHP Billiton Ltd.	318,002	$ 10,580,790
Carsales.com Ltd.	320,637	3,424,950
CSL Ltd.	169,506	10,120,457
Fortescue Metals Group Ltd.	258,379	1,144,948
G8 Education Ltd.	1,851,507	5,769,085
iSelect Ltd.	3,599,772	4,231,366
Macquarie Group Ltd.	105,682	4,723,482
Rio Tinto Ltd.	24,301	1,399,671
TOTAL AUSTRALIA		41,394,749
Bailiwick of Jersey - 1.7%
Experian PLC	233,300	4,445,404
Glencore Xstrata PLC	1,246,535	6,794,658
Informa PLC	813,663	6,915,505
WPP PLC	478,707	9,837,456
TOTAL BAILIWICK OF JERSEY		27,993,023
Belgium - 0.8%
Ageas	66,760	2,704,069
Anheuser-Busch InBev SA NV	33,577	3,330,762
Hamon & Compagnie International SA (a)(d)	62,254	1,279,307
KBC Groupe SA	31,157	1,530,704
UCB SA	72,400	4,406,606
TOTAL BELGIUM		13,251,448
Bermuda - 0.7%
Clear Media Ltd.	2,035,000	1,338,143
Oriental Watch Holdings Ltd.	7,028,000	2,319,741
Signet Jewelers Ltd.	111,400	7,981,810
TOTAL BERMUDA		11,639,694
Brazil - 0.7%
Anhanguera Educacional Participacoes SA	579,300	3,465,920
Cielo SA	301,440	8,152,467
TOTAL BRAZIL		11,618,387
British Virgin Islands - 0.8%
Gem Diamonds Ltd. (a)	802,019	1,960,567
Mail.Ru Group Ltd.:
GDR (e)	6,600	252,120
GDR (Reg. S)	258,800	9,886,160
TOTAL BRITISH VIRGIN ISLANDS		12,098,847
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	55,161	686,534
Cayman Islands - 6.2%
51job, Inc. sponsored ADR (a)	36,000	2,585,520
Baidu.com, Inc. sponsored ADR (a)	94,500	14,664,510
Biostime International Holdings Ltd.	967,000	7,312,440
Bitauto Holdings Ltd. ADR (a)	173,500	2,796,820
Greatview Aseptic Pack Co. Ltd.	4,056,000	2,316,698

	Shares	Value
Hengdeli Holdings Ltd. (d)	28,265,800	$ 6,778,632
New Oriental Education & Technology Group, Inc. sponsored ADR	137,500	3,423,750
Noah Holdings Ltd. sponsored ADR (d)	348,200	5,936,810
Shenguan Holdings Group Ltd.	2,636,000	1,128,369
SINA Corp. (a)	19,300	1,566,581
SouFun Holdings Ltd. ADR	340,400	17,578,256
Tencent Holdings Ltd.	432,700	22,695,285
Vipshop Holdings Ltd. ADR (a)(d)	79,500	4,515,600
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	129,800	3,556,520
Youku Tudou, Inc. ADR (a)	96,000	2,630,400
TOTAL CAYMAN ISLANDS		99,486,191
Denmark - 1.4%
Danske Bank A/S (a)	96,100	2,069,085
Novo Nordisk A/S:
Series B	16,125	2,731,001
Series B sponsored ADR	104,300	17,649,646
TOTAL DENMARK		22,449,732
France - 9.9%
AXA SA	95,620	2,215,282
AXA SA sponsored ADR	135,400	3,129,094
Beneteau SA (a)	196,900	3,183,195
BNP Paribas SA	137,903	9,328,104
Bollore	6,408	3,348,859
Danone SA	253,912	19,112,610
Edenred SA	116,400	3,779,322
Essilor International SA	38,339	4,123,420
Gameloft Se (a)	537,900	5,690,598
Havas SA	568,100	4,440,706
Iliad SA	19,126	4,463,370
Ipsos SA	134,292	5,046,985
Kering SA	41,700	9,344,953
LVMH Moet Hennessy - Louis Vuitton SA	95,996	18,908,808
Pernod Ricard SA	95,400	11,846,591
Safran SA	110,900	6,831,665
Sanofi SA	139,290	14,106,858
Sanofi SA sponsored ADR	403,822	20,445,508
Societe Generale Series A	86,251	4,297,496
Total SA (d)	87,900	5,094,934
TOTAL FRANCE		158,738,358
Germany - 4.2%
adidas AG	78,800	8,547,555
Allianz AG	74,132	11,653,637
Axel Springer Verlag	148,700	8,270,049
Bayer AG	118,678	13,993,846
Commerzbank AG (a)	55,520	639,188
Deutsche Bank AG	58,446	2,682,745
GSW Immobilien AG	59,000	2,592,094
Linde AG	23,487	4,651,770
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	185,839	$ 13,743,733
SAP AG sponsored ADR (d)	16,200	1,197,504
TOTAL GERMANY		67,972,121
Hong Kong - 1.0%
AIA Group Ltd.	2,299,400	10,806,371
Television Broadcasts Ltd.	869,000	5,478,939
TOTAL HONG KONG		16,285,310
Ireland - 3.2%
C&C Group PLC	2,977,500	16,076,190
CRH PLC	445,142	10,695,928
Glanbia PLC	451,000	5,906,720
Kingspan Group PLC (United Kingdom)	653,400	10,961,007
Paddy Power PLC (Ireland)	97,900	7,847,308
TOTAL IRELAND		51,487,153
Isle of Man - 0.3%
Playtech Ltd.	436,355	5,199,215
Israel - 0.6%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	4,500,447
SodaStream International Ltd. (a)(d)	70,600	4,404,734
TOTAL ISRAEL		8,905,181
Italy - 1.6%
Assicurazioni Generali SpA	158,500	3,162,794
ENI SpA	169,700	3,901,093
ENI SpA sponsored ADR (d)	67,900	3,125,437
Moleskine SpA (d)	1,277,502	3,180,014
Tod's SpA	63,662	11,936,944
TOTAL ITALY		25,306,282
Japan - 20.5%
Cosmos Pharmaceutical Corp.	111,600	14,720,622
Daiwa Securities Group, Inc.	490,000	4,422,080
DENSO Corp.	87,400	4,100,970
Dentsu, Inc.	431,700	16,468,198
East Japan Railway Co.	43,300	3,731,799
EPS Co. Ltd. (d)	399	390,480
Fuji Media Holdings, Inc.	161,900	3,565,726
Hitachi Ltd.	2,281,000	15,114,467
Honda Motor Co. Ltd.	325,800	12,452,990
Japan Tobacco, Inc.	301,600	10,872,611
JTEKT Corp.	219,800	3,022,983
Kakaku.com, Inc.	439,800	10,281,515
Keyence Corp.	36,720	13,971,729
Komatsu Ltd.	239,400	5,977,574
Makita Corp.	74,600	4,346,438
Mitsubishi Corp.	357,000	7,248,462
Mitsubishi Electric Corp.	750,000	7,913,930
Mitsubishi UFJ Financial Group, Inc.	2,907,400	18,649,103

	Shares	Value
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	$ 3,135,772
MS&AD Insurance Group Holdings, Inc.	177,500	4,652,387
Nomura Holdings, Inc.	505,000	3,949,968
Nomura Holdings, Inc. sponsored ADR	57,600	449,856
ORIX Corp.	1,350,000	22,069,700
Rakuten, Inc.	1,761,400	26,737,230
Ship Healthcare Holdings, Inc.	97,600	3,807,018
SMC Corp.	21,000	5,011,980
SoftBank Corp.	429,100	29,799,924
Start Today Co. Ltd.	242,500	6,849,811
Sumitomo Mitsui Financial Group, Inc.	332,700	16,111,148
Suzuki Motor Corp.	128,100	3,087,449
THK Co. Ltd. (d)	158,500	3,530,489
Tokio Marine Holdings, Inc.	136,600	4,478,437
Toshiba Corp.	672,000	3,028,509
Toyota Motor Corp.	314,000	20,139,189
Toyota Motor Corp. sponsored ADR	47,500	6,081,425
Yahoo! Japan Corp.	1,840,100	10,469,750
TOTAL JAPAN		330,641,719
Korea (South) - 0.9%
Hotel Shilla Co.	128,135	7,691,459
Samsung Electronics Co. Ltd.	4,860	6,182,812
TOTAL KOREA (SOUTH)		13,874,271
Netherlands - 1.7%
AEGON NV	259,400	1,919,364
ASML Holding NV	34,111	3,368,802
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	6,332,566
Koninklijke Philips Electronics NV	304,416	9,820,773
Yandex NV (a)	179,400	6,533,748
TOTAL NETHERLANDS		27,975,253
Nigeria - 0.2%
Guinness Nigeria PLC	941,861	1,557,553
Nigerian Breweries PLC (a)	2,064,790	2,112,481
TOTAL NIGERIA		3,670,034
Norway - 1.4%
DNB ASA	447,800	6,799,009
Schibsted ASA (B Shares)	283,000	14,589,448
Statoil ASA	14,100	320,256
Statoil ASA sponsored ADR	30,700	696,276
TOTAL NORWAY		22,404,989
Philippines - 0.3%
Alliance Global Group, Inc.	8,954,300	4,840,162
South Africa - 1.7%
Life Healthcare Group Holdings Ltd.	621,600	2,212,692
Naspers Ltd. Class N	271,400	25,096,847
TOTAL SOUTH AFRICA		27,309,539
Common Stocks - continued
	Shares	Value
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	584,927	$ 6,540,892
Banco Bilbao Vizcaya Argentaria SA rights 10/14/13 (a)	584,927	79,923
Banco Santander SA (Spain)	320,353	2,611,881
Grifols SA ADR	189,000	5,722,920
TOTAL SPAIN		14,955,616
Sweden - 2.6%
Investment AB Kinnevik	566,000	19,595,593
Nordea Bank AB	608,800	7,341,559
Svenska Cellulosa AB (SCA) (B Shares)	518,300	13,064,963
Swedbank AB (A Shares)	102,432	2,385,994
TOTAL SWEDEN		42,388,109
Switzerland - 7.6%
Compagnie Financiere Richemont SA Series A	136,086	13,633,429
Credit Suisse Group	72,815	2,226,823
Credit Suisse Group sponsored ADR (d)	41,352	1,263,304
Nestle SA	571,139	39,827,880
Sika AG (Bearer)	2,410	7,024,670
Swatch Group AG (Bearer)	30,020	19,319,555
Swiss Re Ltd.	46,826	3,873,041
Syngenta AG (Switzerland)	38,450	15,714,784
UBS AG	591,162	12,116,125
UBS AG (NY Shares)	184,900	3,794,148
Zurich Insurance Group AG	11,638	2,997,169
TOTAL SWITZERLAND		121,790,928
Taiwan - 0.4%
MediaTek, Inc.	323,000	3,993,657
Wowprime Corp.	191,300	2,989,770
TOTAL TAIWAN		6,983,427
Thailand - 0.3%
Thai Beverage PCL	12,231,000	5,362,122
United Kingdom - 17.7%
Aberdeen Asset Management PLC	840,800	5,153,394
Anglo American PLC ADR	96,800	1,188,704
ASOS PLC (a)	74,800	6,225,428
Aviva PLC	329,400	2,114,291
Barclays PLC	2,057,447	8,792,860
Barclays PLC:
rights 10/1/13 (a)	514,361	672,404
rights 10/1/13 (a)	39,850	187,295
sponsored ADR	159,400	2,716,176
BG Group PLC	408,438	7,805,705
BHP Billiton PLC	466,881	13,733,916
BP PLC	464,793	3,258,590
Brammer PLC (d)	1,085,200	8,059,459
Burberry Group PLC	356,200	9,422,497
Centrica PLC	1,064,400	6,370,512
Dechra Pharmaceuticals PLC	159,300	1,851,656

	Shares	Value
Diageo PLC	545,585	$ 17,342,744
Dunelm Group PLC	464,300	6,945,295
Foxtons Group PLC	435,300	1,902,709
GlaxoSmithKline PLC	518,800	13,044,057
GlaxoSmithKline PLC sponsored ADR	73,900	3,707,563
Hays PLC	2,206,800	4,229,945
HSBC Holdings PLC:
(United Kingdom)	921,022	9,968,546
sponsored ADR	293,970	15,950,812
Johnson Matthey PLC	154,198	7,009,642
Legal & General Group PLC	814,483	2,587,028
Lloyds Banking Group PLC (a)	11,162,744	13,290,924
Prudential PLC	271,361	5,048,455
Reckitt Benckiser Group PLC	111,600	8,166,250
Rio Tinto PLC	142,915	6,976,113
Rio Tinto PLC sponsored ADR (d)	34,900	1,701,724
Rolls-Royce Group PLC	322,708	5,809,444
Royal Bank of Scotland Group PLC (a)	255,480	1,482,775
Royal Dutch Shell PLC:
Class A (United Kingdom)	433,770	14,299,461
Class B (United Kingdom)	380,537	13,129,598
SABMiller PLC	342,700	17,440,045
Standard Chartered PLC (United Kingdom)	337,667	8,095,873
Sthree PLC	229,400	1,320,240
Taylor Wimpey PLC	2,474,500	4,021,992
Travis Perkins PLC	488,300	13,043,396
William Hill PLC	1,702,144	11,105,072
TOTAL UNITED KINGDOM		285,172,590
United States of America - 5.9%
BlackRock, Inc. Class A	11,900	3,220,378
Deckers Outdoor Corp. (a)(d)	136,000	8,965,120
Dunkin' Brands Group, Inc.	136,400	6,173,464
eBay, Inc. (a)	61,200	3,414,348
GNC Holdings, Inc.	95,400	5,211,702
Google, Inc. Class A (a)	16,200	14,189,742
LinkedIn Corp. (a)	17,200	4,232,232
MercadoLibre, Inc. (d)	49,400	6,664,554
Monsanto Co.	43,203	4,509,097
priceline.com, Inc. (a)	9,060	9,159,207
Tiffany & Co., Inc.	112,000	8,581,440
TripAdvisor, Inc. (a)	43,900	3,329,376
Visa, Inc. Class A	62,000	11,848,200
Yahoo!, Inc. (a)	149,200	4,947,472
TOTAL UNITED STATES OF AMERICA		94,446,332
TOTAL COMMON STOCKS (Cost $1,210,690,705)		1,576,327,316
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
Germany - 1.3%
Sartorius AG (non-vtg.)	39,500	$ 4,411,806
Volkswagen AG	74,047	17,455,404
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,596,377)		21,867,210
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.10% (b)	13,395,201	13,395,201
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	37,658,892	37,658,892
TOTAL MONEY MARKET FUNDS (Cost $51,054,093)		51,054,093
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,272,341,175)		1,649,248,619
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(37,144,721)
NET ASSETS - 100%		$ 1,612,103,898
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $252,120 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,437
Fidelity Securities Lending Cash Central Fund	638,130
Total	$ 644,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 424,073,211	$ 315,065,107	$ 103,239,019	$ 5,769,085
Consumer Staples	199,681,400	113,586,781	86,094,619	-
Energy	51,631,350	11,627,418	40,003,932	-
Financials	306,450,717	156,802,352	149,648,365	-
Health Care	126,282,054	92,202,640	34,079,414	-
Industrials	127,346,681	73,713,744	53,632,937	-
Information Technology	224,691,627	161,110,433	63,581,194	-
Materials	97,403,680	39,702,149	57,701,531	-
Telecommunication Services	34,263,294	4,463,370	29,799,924	-
Utilities	6,370,512	6,370,512	-	-
Money Market Funds	51,054,093	51,054,093	-	-
Total Investments in Securities:	$ 1,649,248,619	$ 1,025,698,599	$ 617,780,935	$ 5,769,085

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 544,217,800
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,286,436,736. Net unrealized appreciation aggregated $362,811,883, of which $444,371,946 related to appreciated investment securities and $81,560,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2013

1.808795.109

VIPHI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.4%
	Principal Amount	Value
Aerospace - 1.1%
GenCorp, Inc. 7.125% 3/15/21 (d)	$ 895,000	$ 937,513
TransDigm, Inc.:
5.5% 10/15/20	8,085,000	7,923,300
7.5% 7/15/21 (d)	4,025,000	4,326,875
Triumph Group, Inc. 4.875% 4/1/21	2,210,000	2,127,125
		15,314,813
Air Transportation - 2.5%
Air Canada 6.625% 5/15/18 (d)	4,995,000	4,936,559
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	495,000	476,438
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,920,340	3,197,773
5.5% 4/29/22	3,015,000	3,011,231
6.125% 4/29/18 (d)	520,000	529,100
6.75% 9/15/15 (d)	2,600,000	2,678,000
9.25% 5/10/17	717,906	786,107
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	1,985,000	2,059,438
6.75% 5/23/17	1,985,000	2,084,250
8.021% 8/10/22	1,533,010	1,663,316
8.954% 8/10/14	1,245,554	1,264,238
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	578,425	597,513
U.S. Airways Group, Inc. 6.125% 6/1/18	3,130,000	3,000,888
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	3,565,000	3,351,100
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23	710,000	674,500
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,397,831	2,493,745
9.75% 1/15/17	1,610,949	1,832,454
12% 1/15/16 (d)	454,648	513,752
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	305,250
		35,455,652
Automotive - 3.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	6,980,000	7,189,400
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	5,015,000	5,541,575
8.25% 6/15/21	2,495,000	2,794,400
Dana Holding Corp.:
5.375% 9/15/21	1,085,000	1,066,013

	Principal Amount	Value
6% 9/15/23	$ 1,085,000	$ 1,076,863
6.5% 2/15/19	1,505,000	1,599,063
6.75% 2/15/21	1,710,000	1,816,875
General Motors Co.:
3.5% 10/2/18 (d)	3,425,000	3,416,438
6.25% 10/2/43 (d)	3,575,000	3,521,375
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)	6,900,000	6,710,250
4.25% 5/15/23 (d)	785,000	717,294
4.75% 8/15/17 (d)	3,370,000	3,487,950
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	4,625,000	4,844,688
Tenneco, Inc. 6.875% 12/15/20	1,930,000	2,094,050
		45,876,234
Banks & Thrifts - 1.3%
Ally Financial, Inc. 4.75% 9/10/18	6,810,000	6,779,559
Barclays Bank PLC 7.625% 11/21/22	8,975,000	8,907,688
Synovus Financial Corp.:
5.125% 6/15/17	760,000	769,500
7.875% 2/15/19	1,568,000	1,760,080
		18,216,827
Broadcasting - 1.4%
AMC Networks, Inc. 4.75% 12/15/22	5,725,000	5,352,875
Clear Channel Communications, Inc. 5.5% 12/15/16	3,025,000	2,299,000
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)	3,470,000	3,452,650
5.875% 10/1/20 (d)	3,610,000	3,641,588
Starz LLC/Starz Finance Corp. 5% 9/15/19	4,990,000	4,940,100
		19,686,213
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,956,000
6.875% 8/15/18 (d)	4,490,000	4,798,688
Building Materials Holding Corp. 9% 9/15/18 (d)	4,410,000	4,498,200
HD Supply, Inc.:
7.5% 7/15/20 (d)	7,655,000	7,932,494
8.125% 4/15/19	3,615,000	4,012,650
Headwaters, Inc. 7.625% 4/1/19	2,525,000	2,651,250
Masco Corp. 5.95% 3/15/22	1,815,000	1,901,213
Texas Industries, Inc. 9.25% 8/15/20	7,285,000	8,013,500
USG Corp. 7.875% 3/30/20 (d)	970,000	1,051,238
		38,815,233
Cable TV - 4.1%
Cablevision Systems Corp. 7.75% 4/15/18	740,000	828,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	$ 9,070,000	$ 9,206,050
7% 1/15/19	9,810,000	10,386,338
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	3,395,000	3,462,900
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	4,290,000	4,043,325
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	710,000	678,050
DISH DBS Corp. 4.25% 4/1/18	3,385,000	3,389,231
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	2,085,000	2,293,500
Lynx I Corp. 5.375% 4/15/21 (d)	2,550,000	2,486,250
Lynx II Corp. 6.375% 4/15/23 (d)	550,000	547,250
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	3,405,000	3,319,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	4,325,000	4,097,938
7.5% 3/15/19 (d)	950,000	1,026,000
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,872,600
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,564,300
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	6,385,000	6,672,325
		58,874,732
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,675,000	2,835,500
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	4,021,500
		6,857,000
Chemicals - 2.5%
Ashland, Inc. 3.875% 4/15/18	3,030,000	2,992,125
Axiall Corp. 4.875% 5/15/23 (d)	1,695,000	1,606,013
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	810,000	777,600
INEOS Finance PLC 8.375% 2/15/19 (d)	5,495,000	6,058,238
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	3,555,000	3,928,275
LSB Industries, Inc. 7.75% 8/1/19 (d)	1,220,000	1,265,750
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	3,140,000	3,124,300
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,850,000	2,864,250
Spcm SA 6% 1/15/22 (d)	720,000	723,600

	Principal Amount	Value
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	$ 9,195,000	$ 9,126,038
Tronox Finance LLC 6.375% 8/15/20	3,675,000	3,638,250
		36,104,439
Consumer Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	4,000,000	3,630,000
Containers - 2.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,514,050
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	4,955,000	4,756,800
7.375% 10/15/17 (d)	335,000	358,031
Ball Corp. 4% 11/15/23	3,285,000	2,948,288
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	2,045,000	2,060,039
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	4,000,000	3,660,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,455,000	8,486,706
8.5% 5/15/18 (c)	6,290,000	6,573,050
9.875% 8/15/19	5,310,000	5,761,350
		36,118,314
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19	1,740,000	1,840,050
6.75% 4/15/17	2,030,000	2,172,100
9.75% 8/1/18	3,295,000	3,640,975
CIT Group, Inc.:
5% 8/1/23	3,620,000	3,504,775
5.25% 3/15/18	4,935,000	5,169,413
5.375% 5/15/20	4,035,000	4,176,225
5.5% 2/15/19 (d)	5,555,000	5,832,750
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (d)(f)	5,255,000	5,103,919
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)	9,685,000	9,685,000
8% 1/15/18	11,285,000	11,821,038
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	1,275,000	1,160,250
International Lease Finance Corp.:
4.625% 4/15/21	2,020,000	1,870,068
5.875% 4/1/19	5,485,000	5,710,521
5.875% 8/15/22	3,480,000	3,427,800
6.25% 5/15/19	2,245,000	2,357,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17	$ 2,110,000	$ 2,421,225
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	3,610,000	3,619,025
SLM Corp.:
5.5% 1/15/19	2,215,000	2,193,421
8% 3/25/20	1,565,000	1,690,200
8.45% 6/15/18	1,560,000	1,758,900
		79,154,905
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	2,715,000	2,755,725
6.5% 11/15/22	4,990,000	5,089,800
MDC Partners, Inc. 6.75% 4/1/20 (d)	4,075,000	4,125,938
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	2,600,000	2,502,500
Quebecor Media, Inc. 5.75% 1/15/23	2,360,000	2,224,300
		16,698,263
Electric Utilities - 5.4%
Atlantic Power Corp. 9% 11/15/18	8,740,000	8,783,700
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,205,000	1,277,300
GenOn Energy, Inc.:
9.5% 10/15/18	1,745,000	1,963,125
9.875% 10/15/20	490,000	540,225
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	7,838,700
9.125% 5/1/31	15,020,000	15,771,000
NRG Energy, Inc.:
6.625% 3/15/23	945,000	926,100
7.625% 1/15/18	4,530,000	5,016,975
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	10,358,250
Otter Tail Corp. 9% 12/15/16	2,460,000	2,862,825
Puget Energy, Inc.:
5.625% 7/15/22	3,925,000	4,164,339
6.5% 12/15/20	3,975,000	4,445,894
The AES Corp.:
4.875% 5/15/23	3,475,000	3,249,125
7.375% 7/1/21	9,660,000	10,626,000
		77,823,558
Energy - 12.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,110,000	1,983,400
Antero Resources Finance Corp.:
6% 12/1/20	6,300,000	6,363,000
7.25% 8/1/19	1,845,000	1,946,475

	Principal Amount	Value
Chesapeake Energy Corp.:
6.125% 2/15/21	$ 9,950,000	$ 10,323,125
6.875% 11/15/20	1,250,000	1,350,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	631,913
6.125% 7/15/22	1,745,000	1,792,988
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,680,000	1,709,400
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	2,315,000	2,430,750
Denbury Resources, Inc.:
4.625% 7/15/23	6,660,000	6,093,900
6.375% 8/15/21	2,550,000	2,709,375
Edgen Murray Corp. 8.75% 11/1/20 (d)	2,285,000	2,319,275
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	5,740,000	5,682,600
Energy Partners Ltd. 8.25% 2/15/18	2,795,000	2,948,725
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,135,100
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,015,000	4,356,275
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,655,000	1,766,713
9.375% 5/1/20	8,685,000	9,770,625
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,312,000	3,473,460
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,316,481
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	6,300,000	6,111,000
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,703,400
Forest Oil Corp.:
7.25% 6/15/19	1,860,000	1,860,000
7.5% 9/15/20	4,155,000	4,134,225
Forum Energy Technologies, Inc. 6.25% 10/1/21 (d)	845,000	851,338
Gibson Energy, Inc. 6.75% 7/15/21 (d)	3,425,000	3,536,313
Hornbeck Offshore Services, Inc.:
5% 3/1/21	2,465,000	2,360,238
5.875% 4/1/20	1,240,000	1,252,400
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	5,165,000	5,165,000
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,890,000	1,842,750
7.5% 11/1/19	7,160,000	7,535,900
Oil States International, Inc. 6.5% 6/1/19	3,300,000	3,498,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pacific Drilling SA 5.375% 6/1/20 (d)	$ 4,750,000	$ 4,631,250
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,499,125
Precision Drilling Corp.:
6.5% 12/15/21	290,000	303,050
6.625% 11/15/20	2,505,000	2,649,038
Samson Investment Co. 10.25% 2/15/20 (d)	11,155,000	11,824,300
SemGroup Corp. 7.5% 6/15/21 (d)	1,610,000	1,642,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	2,445,000	2,212,725
5.25% 5/1/23 (d)	5,051,000	4,949,980
6.375% 8/1/22	592,000	615,680
6.875% 2/1/21	2,840,000	3,031,700
7.875% 10/15/18	2,660,000	2,872,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	855,000	859,275
Western Refining, Inc. 6.25% 4/1/21	2,245,000	2,200,100
Whiting Petroleum Corp.:
5% 3/15/19	4,610,000	4,621,525
5.75% 3/15/21 (d)	4,815,000	4,923,338
		172,790,230
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,640,000	1,508,800
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	2,970,000	3,029,400
Regal Entertainment Group 5.75% 6/15/23	2,920,000	2,752,100
		7,290,300
Environmental - 1.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	4,910,000	5,180,050
Clean Harbors, Inc.:
5.125% 6/1/21	3,450,000	3,333,563
5.25% 8/1/20	2,590,000	2,564,100
Covanta Holding Corp. 7.25% 12/1/20	5,165,000	5,538,430
Tervita Corp.:
8% 11/15/18 (d)	1,295,000	1,299,856
9.75% 11/1/19 (d)	1,495,000	1,367,925
		19,283,924
Food & Drug Retail - 3.0%
ESAL GmbH 6.25% 2/5/23 (d)	7,405,000	6,534,913
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	4,950,000	4,721,063

	Principal Amount	Value
Rite Aid Corp.:
6.75% 6/15/21 (d)	$ 5,865,000	$ 6,092,269
9.25% 3/15/20	22,810,000	25,889,315
		43,237,560
Food/Beverage/Tobacco - 1.1%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	2,485,000	2,495,835
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (d)(g)	1,340,000	1,360,100
DS Waters of America, Inc. 10% 9/1/21 (d)	1,485,000	1,529,550
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	2,930,000	2,900,700
8.25% 2/1/20 (d)	6,670,000	7,020,175
		15,306,360
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	7,590,000	8,254,125
MCE Finance Ltd. 5% 2/15/21 (d)	5,010,000	4,809,600
MGM Mirage, Inc.:
7.625% 1/15/17	930,000	1,044,995
8.625% 2/1/19	2,760,000	3,174,000
11.375% 3/1/18	2,360,000	3,003,100
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (d)(f)	3,200,000	3,164,000
11% 10/1/21 (d)(f)	3,200,000	3,096,000
PNK Finance Corp. 6.375% 8/1/21 (d)	2,605,000	2,657,100
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	1,490,000	1,430,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,995,000	3,009,975
		33,643,295
Healthcare - 5.3%
Community Health Systems, Inc.:
5.125% 8/15/18	3,535,000	3,596,863
8% 11/15/19	6,190,000	6,491,763
DaVita, Inc. 5.75% 8/15/22	6,925,000	6,847,094
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,336,500
8.75% 3/15/18	165,000	179,438
9.875% 4/15/18	2,425,000	2,570,500
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,508,000
HCA, Inc.:
7.875% 2/15/20	1,160,000	1,250,625
8% 10/1/18	4,350,000	5,002,500
HealthSouth Corp. 7.25% 10/1/18	4,008,000	4,318,620
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	$ 2,275,000	$ 1,820,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,731,238
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	235,000	252,625
7.5% 2/15/20	890,000	967,875
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	338,000	363,350
Tenet Healthcare Corp.:
6% 10/1/20 (d)	5,420,000	5,541,950
8.125% 4/1/22 (d)	7,055,000	7,363,656
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	5,325,000	5,511,375
6.75% 8/15/18 (d)	4,195,000	4,488,650
6.875% 12/1/18 (d)	4,655,000	4,922,663
VPI Escrow Corp. 6.375% 10/15/20 (d)	3,960,000	4,118,400
		75,183,685
Homebuilders/Real Estate - 3.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,765,000	4,019,138
D.R. Horton, Inc.:
3.625% 2/15/18	3,605,000	3,550,925
4.375% 9/15/22	1,675,000	1,524,250
4.75% 5/15/17	1,315,000	1,374,175
Howard Hughes Corp. 6.875% 10/1/21 (d)	2,870,000	2,887,938
Lennar Corp.:
4.125% 12/1/18	3,605,000	3,442,775
6.95% 6/1/18	2,515,000	2,772,788
Standard Pacific Corp.:
8.375% 5/15/18	14,220,000	16,068,600
8.375% 1/15/21	3,840,000	4,320,000
Toll Brothers Finance Corp. 4.375% 4/15/23	4,105,000	3,766,338
		43,726,927
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)(f)	6,570,000	6,586,425
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (d)(f)	2,055,000	2,057,569
Leisure - 1.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	2,230,000	2,129,650
NCL Corp. Ltd. 5% 2/15/18 (d)	5,690,000	5,675,775
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,045,000	5,863,650
7.25% 6/15/16	1,500,000	1,676,250

	Principal Amount	Value
7.25% 3/15/18	$ 1,815,000	$ 2,046,413
7.5% 10/15/27	595,000	627,725
		18,019,463
Metals/Mining - 3.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,820,000	2,354,700
6.25% 6/1/21	2,275,000	1,865,500
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (d)	8,355,000	6,182,700
10% 10/1/18 (d)	3,085,000	3,115,850
CONSOL Energy, Inc.:
8% 4/1/17	2,000,000	2,125,000
8.25% 4/1/20	2,770,000	2,970,825
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,215,763
7% 11/1/15 (d)	10,415,000	10,727,450
New Gold, Inc. 6.25% 11/15/22 (d)	7,295,000	7,094,388
Walter Energy, Inc.:
8.5% 4/15/21 (d)	3,535,000	2,951,725
9.5% 10/15/19 (d)	900,000	931,500
		43,535,401
Paper - 0.4%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	4,920,000	5,116,800
Publishing/Printing - 1.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	7,720,000	8,183,200
R.R. Donnelley & Sons Co.:
7% 2/15/22	1,100,000	1,105,500
7.25% 5/15/18	2,320,000	2,563,600
8.25% 3/15/19	2,286,000	2,537,460
		14,389,760
Restaurants - 0.6%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,599,900
Playa Resorts Holding BV 8% 8/15/20 (d)	3,515,000	3,708,325
		8,308,225
Services - 3.0%
Air Lease Corp. 4.75% 3/1/20	485,000	476,513
APX Group, Inc.:
6.375% 12/1/19 (d)	8,340,000	7,881,300
8.75% 12/1/20 (d)	6,465,000	6,351,863
ARAMARK Corp. 5.75% 3/15/20 (d)	2,805,000	2,833,050
Audatex North America, Inc. 6% 6/15/21 (d)	3,530,000	3,600,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Bankrate, Inc. 6.125% 8/15/18 (d)	$ 1,110,000	$ 1,107,225
FTI Consulting, Inc.:
6% 11/15/22	1,860,000	1,846,050
6.75% 10/1/20	3,715,000	3,928,613
Hertz Corp. 4.25% 4/1/18 (d)	3,145,000	3,089,963
The Geo Group, Inc. 5.875% 1/15/22 (d)(f)	7,310,000	7,218,625
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	4,340,000	4,600,400
		42,934,202
Shipping - 0.8%
Aguila 3 SA 7.875% 1/31/18 (d)	4,595,000	4,801,775
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,465,000	1,454,013
8.875% 11/1/17	4,410,000	4,608,450
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	420,000	451,500
		11,315,738
Steel - 2.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	5,790,000	5,659,725
Severstal Columbus LLC 10.25% 2/15/18	10,610,000	11,273,125
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	3,670,000	3,458,975
6.125% 8/15/19	7,280,000	7,589,400
7.625% 3/15/20	3,930,000	4,249,313
		32,230,538
Super Retail - 0.8%
Best Buy Co., Inc. 5% 8/1/18	5,280,000	5,425,200
Claire's Stores, Inc. 7.75% 6/1/20 (d)	1,405,000	1,373,388
Netflix, Inc. 5.375% 2/1/21 (d)	3,535,000	3,508,488
The Bon-Ton Department Stores, Inc. 8% 6/15/21	935,000	874,225
		11,181,301
Technology - 9.1%
ADT Corp. 6.25% 10/15/21 (d)	1,460,000	1,481,900
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	6,255,000	6,489,563
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	3,400,000	3,136,500
Ceridian Corp. 11.25% 11/15/15	4,475,000	4,519,750
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	2,315,000	2,280,275
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,394,800
7.375% 6/15/19 (d)	3,400,000	3,578,500
8.25% 1/15/21 (d)	6,555,000	6,768,038
12.625% 1/15/21	6,010,000	6,611,000

	Principal Amount	Value
Flextronics International Ltd. 4.625% 2/15/20	$ 3,020,000	$ 2,929,400
IAC/InterActiveCorp 4.75% 12/15/22	4,090,000	3,762,800
Lucent Technologies, Inc.:
6.45% 3/15/29	6,135,000	5,184,075
6.5% 1/15/28	3,265,000	2,726,275
NCR Corp. 4.625% 2/15/21	5,545,000	5,198,438
Nuance Communications, Inc. 5.375% 8/15/20 (d)	13,033,000	12,316,185
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	12,835,000	12,514,125
5.75% 2/15/21 (d)	5,715,000	5,800,725
Sanmina-SCI Corp. 7% 5/15/19 (d)	9,305,000	9,793,513
Seagate HDD Cayman 4.75% 6/1/23 (d)	5,225,000	5,029,063
SoftBank Corp. 4.5% 4/15/20 (d)	7,815,000	7,510,215
Spansion LLC 7.875% 11/15/17	5,850,000	6,069,375
VeriSign, Inc. 4.625% 5/1/23 (d)	3,295,000	3,097,300
Viasystems, Inc. 7.875% 5/1/19 (d)	2,810,000	2,985,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	2,995,000	3,249,575
13.375% 10/15/19	2,705,000	3,063,413
		129,490,428
Telecommunications - 7.5%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (d)	4,745,000	5,005,975
Altice Financing SA 7.875% 12/15/19 (d)	4,180,000	4,409,900
Altice Finco SA 9.875% 12/15/20 (d)	2,465,000	2,656,038
Crown Castle International Corp. 5.25% 1/15/23	4,705,000	4,328,600
Digicel Group Ltd.:
6% 4/15/21 (d)	8,440,000	7,891,400
7% 2/15/20 (d)	295,000	292,419
8.25% 9/1/17 (d)	5,395,000	5,617,544
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	10,415,000	9,946,325
Intelsat Jackson Holdings SA:
7.25% 4/1/19	1,835,000	1,963,450
7.5% 4/1/21	3,050,000	3,294,000
Intelsat Luxembourg SA 7.75% 6/1/21 (d)	8,760,000	9,066,600
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)	2,210,000	2,221,050
NeuStar, Inc. 4.5% 1/15/23	2,980,000	2,674,550
NII Capital Corp. 7.625% 4/1/21	2,410,000	1,711,100
Sprint Capital Corp.:
6.875% 11/15/28	2,310,000	2,061,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32	$ 2,310,000	$ 2,347,538
Sprint Communications, Inc.:
7% 8/15/20	4,935,000	5,021,363
9% 11/15/18 (d)	6,240,000	7,316,400
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (d)	3,660,000	3,724,050
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,310,000	4,482,400
TW Telecom Holdings, Inc. 5.375% 10/1/22	2,815,000	2,688,325
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	2,770,000	2,866,950
11.75% 7/15/17 (d)	3,170,000	3,368,125
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	12,403,891	11,923,843
		106,879,620
Textiles & Apparel - 0.2%
The William Carter Co. 5.25% 8/15/21 (d)	3,490,000	3,490,000
TOTAL NONCONVERTIBLE BONDS (Cost $1,322,033,748)		1,334,623,934
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (g) (Cost $0)	16,744	11,721
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	48,889	391,112
TOTAL COMMON STOCKS (Cost $3,248,508)		1,264,487
Floating Rate Loans - 3.0%
	Principal Amount
Energy - 0.7%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	$ 4,710,000	4,786,773
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/25/20 (g)	4,770,000	4,770,000
Tranche B 1LN, term loan 3.875% 9/25/18 (g)	365,000	364,544
		9,921,317

	Principal Amount	Value
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 9/23/20 (g)	$ 3,765,000	$ 3,755,588
Insurance - 0.5%
HUB International Ltd. Tranche B, term loan 4.75% 9/17/20 (g)	1,460,000	1,460,000
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	1,980,000	1,999,800
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	3,955,088	3,920,678
		7,380,478
Leisure - 0.3%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (g)	1,600,000	1,620,000
Tranche B 1LN, term loan 4.5005% 2/1/20 (g)	2,970,075	2,977,500
		4,597,500
Metals/Mining - 0.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (g)	2,364,060	2,236,992
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (g)	440,000	444,400
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	5,455,000	5,393,631
		8,075,023
Technology - 0.6%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (g)	1,945,000	1,940,138
Ceridian Corp. Tranche B, term loan 4.4293% 5/9/17 (g)	877,160	877,160
First Data Corp. term loan 4.1795% 3/24/18 (g)	6,685,000	6,634,863
		9,452,161
TOTAL FLOATING RATE LOANS (Cost $42,591,205)		43,182,067
Preferred Securities - 0.3%

Banks & Thrifts - 0.3%
JPMorgan Chase & Co. 6% (e)(g) (Cost $4,860,000)	4,860,000	4,606,206
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $77,860,996)	77,860,996	$ 77,860,996
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,450,594,457)		1,461,549,411
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(33,081,250)
NET ASSETS - 100%		$ 1,428,468,161
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $636,878,559 or 44.6% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391,112 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,101
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 391,112	$ -	$ -	$ 391,112
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,334,623,934	-	1,334,623,934	-
Commercial Mortgage Securities	11,721	-	-	11,721
Floating Rate Loans	43,182,067	-	43,182,067	-
Preferred Securities	4,606,206	-	4,606,206	-
Money Market Funds	77,860,996	77,860,996	-	-
Total Investments in Securities:	$ 1,461,549,411	$ 77,860,996	$ 1,382,412,207	$ 1,276,208
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,449,537,795. Net unrealized appreciation aggregated $12,011,616, of which $37,348,083 related to appreciated investment securities and $25,336,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2013

1.808786.109

VIPVAL-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.1%
Delphi Automotive PLC	19,300	$ 1,127,506
Tenneco, Inc. (a)	21,400	1,080,700
		2,208,206
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	23,800	964,614
Household Durables - 0.5%
Harman International Industries, Inc.	17,200	1,139,156
Media - 3.1%
CBS Corp. Class B	35,900	1,980,244
Comcast Corp. Class A	43,200	1,950,480
Twenty-First Century Fox, Inc. Class A	71,200	2,385,200
		6,315,924
Multiline Retail - 1.3%
Kohl's Corp.	17,600	910,800
Target Corp.	26,900	1,721,062
		2,631,862
Specialty Retail - 2.2%
Ascena Retail Group, Inc. (a)	110,200	2,196,286
AutoZone, Inc. (a)	3,300	1,395,009
Bed Bath & Beyond, Inc. (a)	13,400	1,036,624
		4,627,919
TOTAL CONSUMER DISCRETIONARY		17,887,681
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	22,800	1,421,500
Walgreen Co.	21,300	1,145,940
		2,567,440
Food Products - 1.7%
Ingredion, Inc.	20,400	1,349,868
Mondelez International, Inc.	67,300	2,114,566
		3,464,434
Household Products - 1.2%
Procter & Gamble Co.	33,400	2,524,706
Personal Products - 0.6%
Coty, Inc. Class A	70,600	1,144,426
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	11,000	1,156,650
TOTAL CONSUMER STAPLES		10,857,656
ENERGY - 14.4%
Energy Equipment & Services - 1.8%
National Oilwell Varco, Inc.	48,400	3,780,524
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	23,900	2,222,461

	Shares	Value
Apache Corp.	12,300	$ 1,047,222
Canadian Natural Resources Ltd.	81,500	2,561,191
Chevron Corp.	53,400	6,488,100
Energen Corp.	36,200	2,765,318
Marathon Petroleum Corp.	25,700	1,653,024
Occidental Petroleum Corp.	41,498	3,881,723
Suncor Energy, Inc.	63,500	2,270,477
The Williams Companies, Inc.	46,300	1,683,468
Whiting Petroleum Corp. (a)	19,900	1,191,015
		25,763,999
TOTAL ENERGY		29,544,523
FINANCIALS - 28.1%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	21,800	1,985,544
KKR & Co. LP	77,500	1,594,950
UBS AG	134,045	2,747,311
		6,327,805
Commercial Banks - 5.4%
Barclays PLC:
rights 10/1/13 (a)(d)	20,200	94,940
sponsored ADR (d)	80,800	1,376,832
CIT Group, Inc. (a)	36,270	1,768,888
U.S. Bancorp	71,734	2,624,030
Wells Fargo & Co.	125,626	5,190,866
		11,055,556
Consumer Finance - 1.2%
Capital One Financial Corp.	35,400	2,433,396
Diversified Financial Services - 9.9%
Bank of America Corp.	302,200	4,170,360
Berkshire Hathaway, Inc. Class B (a)	29,900	3,393,949
Citigroup, Inc.	108,047	5,241,360
IntercontinentalExchange, Inc. (a)(d)	6,300	1,142,946
JPMorgan Chase & Co.	93,419	4,828,828
Moody's Corp.	20,700	1,455,831
		20,233,274
Insurance - 5.3%
Primerica, Inc.	37,600	1,516,784
ProAssurance Corp.	25,400	1,144,524
Prudential PLC	57,498	1,069,704
Reinsurance Group of America, Inc.	24,800	1,661,352
StanCorp Financial Group, Inc.	19,000	1,045,380
The Chubb Corp.	18,200	1,624,532
The Travelers Companies, Inc.	33,300	2,822,841
		10,885,117
Real Estate Investment Trusts - 3.2%
American Tower Corp.	28,000	2,075,640
Equity Lifestyle Properties, Inc.	30,800	1,052,436
Prologis, Inc.	28,287	1,064,157
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	10,900	$ 968,356
Ventas, Inc.	23,400	1,439,100
		6,599,689
TOTAL FINANCIALS		57,534,837
HEALTH CARE - 11.8%
Biotechnology - 1.1%
Amgen, Inc.	19,000	2,126,860
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	162,200	1,904,228
Health Care Providers & Services - 2.8%
CIGNA Corp.	33,000	2,536,380
Express Scripts Holding Co. (a)	15,400	951,412
McKesson Corp.	18,039	2,314,404
		5,802,196
Pharmaceuticals - 7.0%
Actavis, Inc.	12,600	1,814,400
GlaxoSmithKline PLC sponsored ADR	31,500	1,580,355
Merck & Co., Inc.	103,570	4,930,968
Pfizer, Inc.	81,600	2,342,736
Sanofi SA sponsored ADR	69,900	3,539,037
		14,207,496
TOTAL HEALTH CARE		24,040,780
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
United Technologies Corp.	23,968	2,584,230
Construction & Engineering - 1.1%
URS Corp.	42,500	2,284,375
Industrial Conglomerates - 4.1%
3M Co.	18,500	2,209,085
Danaher Corp.	18,400	1,275,488
General Electric Co.	207,748	4,963,100
		8,447,673
Machinery - 2.3%
Ingersoll-Rand PLC	29,300	1,902,742
Stanley Black & Decker, Inc.	17,700	1,603,089
Xylem, Inc.	41,000	1,145,130
		4,650,961
TOTAL INDUSTRIALS		17,967,239
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	144,700	3,388,874
Computers & Peripherals - 1.1%
Apple, Inc.	4,600	2,193,050

	Shares	Value
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	26,200	$ 1,356,636
IT Services - 3.4%
Accenture PLC Class A	13,000	957,320
Amdocs Ltd.	29,200	1,069,888
Fidelity National Information Services, Inc.	43,700	2,029,428
Global Payments, Inc.	28,400	1,450,672
Total System Services, Inc.	53,200	1,565,144
		7,072,452
Software - 4.0%
Activision Blizzard, Inc.	79,300	1,321,931
Autodesk, Inc. (a)	27,600	1,136,292
Electronic Arts, Inc. (a)	53,100	1,356,705
Intuit, Inc.	15,400	1,021,174
Oracle Corp.	67,200	2,229,024
Synopsys, Inc. (a)	32,300	1,217,710
		8,282,836
TOTAL INFORMATION TECHNOLOGY		22,293,848
MATERIALS - 3.7%
Chemicals - 1.9%
Eastman Chemical Co.	18,800	1,464,520
LyondellBasell Industries NV Class A	19,600	1,435,308
Methanex Corp.	18,700	960,008
		3,859,836
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	15,700	1,589,939
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	34,800	1,151,184
Reliance Steel & Aluminum Co.	14,100	1,033,107
		2,184,291
TOTAL MATERIALS		7,634,066
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	48,900	1,720,302
UTILITIES - 4.8%
Electric Utilities - 2.0%
Edison International	42,907	1,976,296
ITC Holdings Corp.	23,200	2,177,552
		4,153,848
Multi-Utilities - 2.8%
CMS Energy Corp.	69,000	1,816,080
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	55,900	$ 1,726,751
Sempra Energy	24,300	2,080,080
		5,622,911
TOTAL UTILITIES		9,776,759
TOTAL COMMON STOCKS (Cost $169,577,736)		199,257,691
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.10% (b)	6,119,252	6,119,252
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,654,560	2,654,560
TOTAL MONEY MARKET FUNDS (Cost $8,773,812)		8,773,812
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $178,351,548)		208,031,503
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,327,070)
NET ASSETS - 100%		$ 204,704,433
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,689
Fidelity Securities Lending Cash Central Fund	11,633
Total	$ 15,322
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,887,681	$ 17,887,681	$ -	$ -
Consumer Staples	10,857,656	10,857,656	-	-
Energy	29,544,523	29,544,523	-	-
Financials	57,534,837	53,622,882	3,911,955	-
Health Care	24,040,780	24,040,780	-	-
Industrials	17,967,239	17,967,239	-	-
Information Technology	22,293,848	22,293,848	-	-
Materials	7,634,066	7,634,066	-	-
Telecommunication Services	1,720,302	1,720,302	-	-
Utilities	9,776,759	9,776,759	-	-
Money Market Funds	8,773,812	8,773,812	-	-
Total Investments in Securities:	$ 208,031,503	$ 204,119,548	$ 3,911,955	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $178,939,227. Net unrealized appreciation aggregated $29,092,276, of which $30,857,540 related to appreciated investment securities and $1,765,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2013

1.808779.109

VIPGRWT-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 22.7%
Automobiles - 5.0%
Brilliance China Automotive Holdings Ltd.	1,758,000	$ 2,638,394
Harley-Davidson, Inc.	1,943,252	124,834,508
Tesla Motors, Inc. (a)(d)	474,377	91,753,999
		219,226,901
Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes SA	2,580,800	15,440,783
H&R Block, Inc.	408,760	10,897,542
Kroton Educacional SA	1,808,600	25,713,570
		52,051,895
Hotels, Restaurants & Leisure - 4.0%
Bloomin' Brands, Inc. (a)	149,000	3,517,890
Chipotle Mexican Grill, Inc. (a)	83,201	35,668,269
Dunkin' Brands Group, Inc.	582,595	26,368,250
Starbucks Corp.	966,873	74,420,215
Texas Roadhouse, Inc. Class A	361,962	9,512,361
Yum! Brands, Inc.	357,598	25,528,921
		175,015,906
Household Durables - 0.8%
D.R. Horton, Inc.	241,916	4,700,428
Mohawk Industries, Inc. (a)	199,661	26,005,845
Toll Brothers, Inc. (a)	111,700	3,622,431
		34,328,704
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	207,688	64,931,576
TripAdvisor, Inc. (a)	230,353	17,469,972
		82,401,548
Leisure Equipment & Products - 0.0%
NJOY, Inc. (a)(e)	243,618	1,968,433
Media - 2.7%
Comcast Corp. Class A (special) (non-vtg.)	696,919	30,225,377
Discovery Communications, Inc. Class C (non-vtg.) (a)	210,035	16,407,934
Lions Gate Entertainment Corp. (a)(d)	2,052,197	71,929,505
		118,562,816
Multiline Retail - 0.4%
Dollarama, Inc.	194,340	15,793,604
Specialty Retail - 5.2%
CarMax, Inc. (a)	130,400	6,320,488
Chow Tai Fook Jewellery Group Ltd.	7,748,800	11,089,839
Five Below, Inc. (a)	165,200	7,227,500
Gap, Inc.	259,281	10,443,839
GNC Holdings, Inc.	706,337	38,587,190
Home Depot, Inc.	1,374,632	104,265,837
Lumber Liquidators Holdings, Inc. (a)	43,700	4,660,605
TJX Companies, Inc.	322,100	18,163,219

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	102,592	$ 12,255,640
Urban Outfitters, Inc. (a)	290,800	10,692,716
Williams-Sonoma, Inc.	88,500	4,973,700
		228,680,573
Textiles, Apparel & Luxury Goods - 1.5%
ECLAT Textile Co. Ltd.	1,312,740	11,523,833
Michael Kors Holdings Ltd. (a)	311,403	23,205,752
NIKE, Inc. Class B	408,970	29,707,581
		64,437,166
TOTAL CONSUMER DISCRETIONARY		992,467,546
CONSUMER STAPLES - 7.8%
Beverages - 1.4%
Monster Beverage Corp. (a)	135,507	7,080,241
Remy Cointreau SA	20,600	2,195,218
SABMiller PLC	474,242	24,134,233
The Coca-Cola Co.	722,990	27,386,861
		60,796,553
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	211,800	24,382,416
Whole Foods Market, Inc.	567,488	33,198,048
		57,580,464
Food Products - 3.6%
Biostime International Holdings Ltd.	678,000	5,127,026
Green Mountain Coffee Roasters, Inc. (a)(d)	1,352,037	101,848,947
Mead Johnson Nutrition Co. Class A	106,582	7,914,779
The Hershey Co.	482,944	44,672,320
		159,563,072
Personal Products - 1.1%
Herbalife Ltd.	689,355	48,096,298
Tobacco - 0.4%
Philip Morris International, Inc.	186,031	16,108,424
TOTAL CONSUMER STAPLES		342,144,811
ENERGY - 5.1%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	429,766	25,085,441
Dril-Quip, Inc. (a)	202,712	23,261,202
Frank's International NV	170,300	5,097,079
National Oilwell Varco, Inc.	274,866	21,469,783
Oceaneering International, Inc.	348,174	28,285,656
RigNet, Inc. (a)	34,641	1,254,697
		104,453,858
Oil, Gas & Consumable Fuels - 2.7%
Bonanza Creek Energy, Inc. (a)	717,555	34,629,204
Cobalt International Energy, Inc. (a)	518,500	12,889,910
Continental Resources, Inc. (a)	117,864	12,642,093
Kosmos Energy Ltd. (a)	784,417	8,063,807
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Markwest Energy Partners LP	239,200	$ 17,277,416
Noble Energy, Inc.	190,800	12,785,508
Pioneer Natural Resources Co.	105,198	19,861,382
		118,149,320
TOTAL ENERGY		222,603,178
FINANCIALS - 4.4%
Capital Markets - 2.1%
BlackRock, Inc. Class A	92,206	24,952,788
E*TRADE Financial Corp. (a)	802,965	13,248,923
Harvest Capital Credit Corp. (d)	161,500	2,412,810
Invesco Ltd.	1,451,797	46,312,324
Virtus Investment Partners, Inc. (a)	20,531	3,339,162
		90,266,007
Commercial Banks - 0.6%
First Republic Bank	172,800	8,057,664
HDFC Bank Ltd. sponsored ADR	629,049	19,362,128
		27,419,792
Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd.	594,639	2,447,815
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	93,100	10,567,781
McGraw-Hill Companies, Inc.	345,713	22,675,316
		33,243,097
Real Estate Investment Trusts - 0.5%
American Tower Corp.	310,838	23,042,421
Real Estate Management & Development - 0.3%
Leopalace21 Corp. (a)	320,900	2,366,855
Realogy Holdings Corp.	263,701	11,344,417
		13,711,272
TOTAL FINANCIALS		190,130,404
HEALTH CARE - 18.0%
Biotechnology - 10.9%
Acorda Therapeutics, Inc. (a)	136,176	4,668,113
Alexion Pharmaceuticals, Inc. (a)	174,625	20,284,440
Amgen, Inc.	355,756	39,823,327
Biogen Idec, Inc. (a)	309,141	74,428,787
BioMarin Pharmaceutical, Inc. (a)	681,905	49,247,179
Biovitrum AB (a)	1,546,648	15,402,224
Celgene Corp. (a)	181,064	27,871,182
Coronado Biosciences, Inc. (a)	94,839	665,770
Cytokinetics, Inc. (a)	301,383	2,287,497
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	273,827
Esperion Therapeutics, Inc.	144,000	2,715,840
Gilead Sciences, Inc. (a)	1,742,624	109,506,492
Insmed, Inc. (a)	1,200,923	18,746,408

	Shares	Value
Kamada (a)	653,887	$ 10,004,471
Ophthotech Corp.	115,239	3,423,751
Regeneron Pharmaceuticals, Inc. (a)	75,341	23,571,939
Theravance, Inc. (a)	1,285,046	52,545,531
Vanda Pharmaceuticals, Inc. (a)	442,238	4,851,351
Vertex Pharmaceuticals, Inc. (a)	219,871	16,670,619
		476,988,748
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. (a)	323,300	1,435,452
GI Dynamics, Inc. CDI (a)	704,680	539,065
The Cooper Companies, Inc.	186,100	24,135,309
		26,109,826
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd.	472,341	7,015,686
BioScrip, Inc. (a)	49,741	436,726
Express Scripts Holding Co. (a)	580,904	35,888,249
Qualicorp SA (a)	970,500	8,867,313
		52,207,974
Health Care Technology - 0.6%
Cerner Corp. (a)	458,200	24,078,410
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	374,901	30,303,248
Pharmaceuticals - 4.0%
Actavis, Inc.	259,618	37,384,992
Cadence Pharmaceuticals, Inc. (a)	912,822	5,759,907
Jazz Pharmaceuticals PLC (a)	163,700	15,055,489
Novo Nordisk A/S Series B	132,840	22,498,368
Pacira Pharmaceuticals, Inc. (a)	497,988	23,948,243
Perrigo Co.	187,438	23,126,100
Valeant Pharmaceuticals International, Inc. (Canada) (a)	449,295	46,846,544
		174,619,643
TOTAL HEALTH CARE		784,307,849
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
United Technologies Corp.	592,969	63,933,918
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	145,782	7,251,197
Building Products - 0.3%
A.O. Smith Corp.	267,518	12,091,814
Construction & Engineering - 0.2%
EMCOR Group, Inc.	249,770	9,773,500
Electrical Equipment - 1.8%
AMETEK, Inc.	432,600	19,908,252
Generac Holdings, Inc.	420,100	17,913,064
Hubbell, Inc. Class B	168,341	17,632,036
Roper Industries, Inc.	172,117	22,869,186
		78,322,538
Industrial Conglomerates - 1.1%
Danaher Corp.	677,924	46,993,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.6%
Graco, Inc.	51,062	$ 3,781,652
Haitian International Holdings Ltd.	266,000	611,163
Manitowoc Co., Inc.	957,146	18,740,919
Weg SA	362,600	4,417,362
		27,551,096
Professional Services - 0.9%
Equifax, Inc.	218,787	13,094,402
Verisk Analytics, Inc. (a)	409,904	26,627,364
		39,721,766
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	365,084	13,460,647
TOTAL INDUSTRIALS		299,100,168
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 2.1%
QUALCOMM, Inc.	1,390,886	93,690,081
Computers & Peripherals - 2.2%
Apple, Inc.	203,881	97,200,267
Internet Software & Services - 10.7%
Cornerstone OnDemand, Inc. (a)	252,165	12,971,368
CoStar Group, Inc. (a)	77,524	13,016,280
Facebook, Inc. Class A (a)	4,846,309	243,478,562
Google, Inc. Class A (a)	144,507	126,575,126
LinkedIn Corp. (a)	49,029	12,064,076
MercadoLibre, Inc.	22,290	3,007,144
Rocket Fuel, Inc.	34,600	1,859,404
SciQuest, Inc. (a)	205,124	4,607,085
SPS Commerce, Inc. (a)	246,129	16,470,953
Textura Corp.	158,500	6,828,180
Xoom Corp.	73,430	2,335,808
Yahoo!, Inc. (a)	734,340	24,350,714
		467,564,700
IT Services - 2.4%
FleetCor Technologies, Inc. (a)	242,400	26,702,784
Gartner, Inc. Class A (a)	76,022	4,561,320
Visa, Inc. Class A	381,568	72,917,645
		104,181,749
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	334,800	33,064,848
Micron Technology, Inc. (a)	1,992,661	34,811,788
		67,876,636
Software - 8.0%
ANSYS, Inc. (a)	5,410	468,073

	Shares	Value
Citrix Systems, Inc. (a)	131,046	$ 9,253,158
Computer Modelling Group Ltd.	545,300	12,758,342
Diligent Board Member Services, Inc. (a)	630,921	2,986,865
Electronic Arts, Inc. (a)	1,021,221	26,092,197
FireEye, Inc.	112,160	4,658,005
FleetMatics Group PLC	284,900	10,697,995
Microsoft Corp.	3,724,700	124,069,757
salesforce.com, Inc. (a)	1,435,562	74,520,023
ServiceNow, Inc. (a)	109,600	5,693,720
SolarWinds, Inc. (a)	654,441	22,944,701
SS&C Technologies Holdings, Inc. (a)	781,908	29,790,695
Tableau Software, Inc.	104,200	7,423,208
Ultimate Software Group, Inc. (a)	11,250	1,658,250
VMware, Inc. Class A (a)	150,969	12,213,392
Workday, Inc. Class A	62,800	5,082,404
		350,310,785
TOTAL INFORMATION TECHNOLOGY		1,180,824,218
MATERIALS - 4.1%
Chemicals - 2.5%
FMC Corp.	371,105	26,615,651
LyondellBasell Industries NV Class A	179,927	13,176,054
Monsanto Co.	397,929	41,531,850
Sherwin-Williams Co.	157,660	28,722,499
		110,046,054
Construction Materials - 1.6%
Eagle Materials, Inc.	416,337	30,205,249
James Hardie Industries PLC sponsored ADR	207,200	10,235,680
Vulcan Materials Co.	518,646	26,871,049
		67,311,978
TOTAL MATERIALS		177,358,032
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	342,600	27,565,596
UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.	520,169	48,823,062
TOTAL COMMON STOCKS (Cost $2,954,627,737)		4,265,324,864
Convertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,848,302)	1,049,416	$ 4,848,302
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.10% (b)	107,032,514	107,032,514
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	118,586,725	118,586,725
TOTAL MONEY MARKET FUNDS (Cost $225,619,239)		225,619,239
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $3,185,095,278)	4,495,792,405
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(130,080,775)
NET ASSETS - 100%	$ 4,365,711,630
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,816,735 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,963
Fidelity Securities Lending Cash Central Fund	361,722
Total	$ 431,685
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 997,315,848	$ 990,499,113	$ -	$ 6,816,735
Consumer Staples	342,144,811	342,144,811	-	-
Energy	222,603,178	222,603,178	-	-
Financials	190,130,404	187,763,549	2,366,855	-
Health Care	784,307,849	761,535,654	22,772,195	-
Industrials	299,100,168	299,100,168	-	-
Information Technology	1,180,824,218	1,180,824,218	-	-
Materials	177,358,032	177,358,032	-	-
Telecommunication Services	27,565,596	27,565,596	-	-
Utilities	48,823,062	48,823,062	-	-
Money Market Funds	225,619,239	225,619,239	-	-
Total Investments in Securities:	$ 4,495,792,405	$ 4,463,836,620	$ 25,139,050	$ 6,816,735

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 99,556,073
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $3,191,842,603. Net unrealized appreciation aggregated $1,303,949,802, of which $1,345,047,298 related to appreciated investment securities and $41,097,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2013

1.808778.109

VIPEI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Gentex Corp.	591,128	$ 15,126,966
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (e)	141,476	5,874,084
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	542,400	52,184,304
Texas Roadhouse, Inc. Class A	550,397	14,464,433
Wynn Resorts Ltd.	29,950	4,732,400
Yum! Brands, Inc.	388,000	27,699,320
		99,080,457
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(h)(i)	127,200	22,309,608
Media - 3.6%
Comcast Corp. Class A (g)	2,535,543	114,479,766
Sinclair Broadcast Group, Inc. Class A	279,207	9,359,019
Time Warner, Inc. (g)	1,526,508	100,459,491
		224,298,276
Multiline Retail - 1.6%
Kohl's Corp.	526,300	27,236,025
Target Corp.	1,076,203	68,855,468
		96,091,493
Specialty Retail - 0.6%
Adastria Holdings Co. Ltd.	77,930	3,696,383
American Eagle Outfitters, Inc.	716,039	10,017,386
Foot Locker, Inc.	352,385	11,959,947
Staples, Inc.	854,036	12,511,627
		38,185,343
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	174,394	9,509,705
TOTAL CONSUMER DISCRETIONARY		510,475,932
CONSUMER STAPLES - 8.1%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	470,900	23,606,217
PepsiCo, Inc.	284,757	22,638,182
The Coca-Cola Co.	970,366	36,757,464
		83,001,863
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	428,200	24,300,350
Wal-Mart Stores, Inc.	395,978	29,286,533
Walgreen Co.	1,266,446	68,134,795
		121,721,678
Food Products - 0.9%
Kellogg Co.	916,557	53,829,393
Household Products - 2.0%
Procter & Gamble Co.	1,631,719	123,341,639
Tobacco - 1.9%
Altria Group, Inc.	1,184,196	40,677,133

	Shares	Value
British American Tobacco PLC sponsored ADR	138,097	$ 14,520,900
Lorillard, Inc.	984,873	44,102,613
Philip Morris International, Inc.	189,244	16,386,638
		115,687,284
TOTAL CONSUMER STAPLES		497,581,857
ENERGY - 13.1%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	364,023	19,566,236
Halliburton Co.	35,476	1,708,169
National Oilwell Varco, Inc.	320,906	25,065,968
Noble Corp.	637,502	24,078,451
Schlumberger Ltd.	324,602	28,681,833
Trinidad Drilling Ltd.	1,191,800	11,512,461
		110,613,118
Oil, Gas & Consumable Fuels - 11.3%
Access Midstream Partners LP	126,555	6,113,872
Apache Corp.	580,861	49,454,506
BG Group PLC	160,400	3,065,423
Canadian Natural Resources Ltd.	814,600	25,599,342
Chevron Corp.	1,510,180	183,486,870
EV Energy Partners LP	411,014	15,244,509
Exxon Mobil Corp.	1,619,169	139,313,301
Holly Energy Partners LP	290,744	9,614,904
HollyFrontier Corp.	350,560	14,762,082
Legacy Reserves LP	289,401	7,819,615
Markwest Energy Partners LP	445,947	32,210,752
Occidental Petroleum Corp.	540,087	50,519,738
Penn West Petroleum Ltd. (e)	1,148,655	12,746,106
Royal Dutch Shell PLC Class A sponsored ADR	449,629	29,531,633
Scorpio Tankers, Inc.	327,173	3,193,208
Suncor Energy, Inc.	1,044,800	37,357,394
The Williams Companies, Inc.	1,693,049	61,559,262
Tsakos Energy Navigation Ltd.	764,708	3,984,129
Western Gas Equity Partners LP	43,077	1,602,034
Williams Partners LP	155,800	8,238,704
		695,417,384
TOTAL ENERGY		806,030,502
FINANCIALS - 20.3%
Capital Markets - 3.4%
Aberdeen Asset Management PLC	243,300	1,491,224
Apollo Investment Corp.	1,896,163	15,453,728
Ashmore Group PLC	2,895,742	18,296,939
BlackRock, Inc. Class A	52,357	14,168,851
Carlyle Group LP	215,500	5,542,660
Charles Schwab Corp.	1,117,300	23,619,722
Greenhill & Co., Inc.	185,003	9,227,950
KKR & Co. LP	2,055,557	42,303,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley (g)	1,371,675	$ 36,966,641
The Blackstone Group LP	1,768,226	44,011,145
		211,082,223
Commercial Banks - 5.6%
CIT Group, Inc. (a)	180,538	8,804,838
Comerica, Inc.	331,820	13,043,844
Cullen/Frost Bankers, Inc.	230,628	16,270,805
M&T Bank Corp.	338,091	37,839,145
PNC Financial Services Group, Inc.	176,200	12,765,690
Standard Chartered PLC (United Kingdom)	904,693	21,690,837
U.S. Bancorp	1,440,738	52,702,196
Wells Fargo & Co.	4,338,186	179,253,846
		342,371,201
Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	4,485,440	231,852,386
KKR Financial Holdings LLC	3,746,860	38,705,064
		270,557,450
Insurance - 4.4%
ACE Ltd.	521,311	48,773,857
AFLAC, Inc.	209,149	12,965,147
esure Group PLC	1,874,500	7,413,596
MetLife, Inc.	2,898,928	136,104,670
MetLife, Inc. unit	309,915	8,885,263
Prudential Financial, Inc.	296,662	23,133,703
Validus Holdings Ltd.	858,447	31,745,370
		269,021,606
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	1,394,548	31,474,948
Annaly Capital Management, Inc.	2,356,009	27,282,584
CommonWealth REIT	212,300	4,651,493
Coresite Realty Corp.	150,847	5,119,747
First Potomac Realty Trust	783,789	9,852,228
Home Properties, Inc.	300,146	17,333,432
Rayonier, Inc.	249,081	13,861,358
Retail Properties America, Inc.	1,038,232	14,275,690
Two Harbors Investment Corp.	1,464,834	14,223,538
Ventas, Inc.	109,690	6,745,935
		144,820,953
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(i)	257,800	5,305,524
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	301,008	4,193,041
TOTAL FINANCIALS		1,247,351,998

	Shares	Value
HEALTH CARE - 12.0%
Biotechnology - 0.6%
Amgen, Inc. (g)	306,500	$ 34,309,610
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	166,600	10,943,954
Covidien PLC	282,500	17,215,550
Hologic, Inc. (a)	84,800	1,751,120
St. Jude Medical, Inc.	230,561	12,367,292
		42,277,916
Health Care Providers & Services - 1.7%
Aetna, Inc.	358,305	22,938,686
Quest Diagnostics, Inc.	249,482	15,415,493
UnitedHealth Group, Inc.	465,423	33,328,941
WellPoint, Inc. (g)	380,260	31,793,539
		103,476,659
Health Care Technology - 0.1%
Quality Systems, Inc.	298,853	6,494,076
Pharmaceuticals - 8.9%
AbbVie, Inc.	566,440	25,336,861
AstraZeneca PLC sponsored ADR	1,034,000	53,695,620
Eli Lilly & Co.	574,977	28,938,592
Johnson & Johnson (g)	1,728,268	149,823,553
Merck & Co., Inc.	2,748,360	130,849,420
Pfizer, Inc.	2,620,912	75,246,384
Sanofi SA	186,368	18,874,772
Teva Pharmaceutical Industries Ltd. sponsored ADR	840,322	31,747,365
Warner Chilcott PLC	1,483,464	33,897,152
		548,409,719
TOTAL HEALTH CARE		734,967,980
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.1%
United Technologies Corp.	636,076	68,581,714
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	638,916	38,053,837
United Parcel Service, Inc. Class B	940,045	85,891,912
		123,945,749
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	659,308	17,645,289
Republic Services, Inc.	1,635,126	54,547,803
		72,193,092
Electrical Equipment - 0.6%
Eaton Corp. PLC	138,200	9,513,688
Emerson Electric Co.	197,603	12,784,914
Hubbell, Inc. Class B	124,100	12,998,234
		35,296,836
Industrial Conglomerates - 2.4%
General Electric Co.	6,290,176	150,272,305
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.8%
Cummins, Inc.	190,300	$ 25,285,161
Douglas Dynamics, Inc.	587,191	8,649,323
Harsco Corp.	502,809	12,519,944
Illinois Tool Works, Inc.	146,921	11,205,665
Stanley Black & Decker, Inc. (g)	587,906	53,246,646
		110,906,739
Professional Services - 0.6%
Acacia Research Corp.	615,926	14,203,254
Michael Page International PLC	2,755,399	21,960,102
		36,163,356
Road & Rail - 0.3%
Union Pacific Corp.	113,977	17,705,187
Trading Companies & Distributors - 0.1%
Watsco, Inc.	79,049	7,451,949
TOTAL INDUSTRIALS		622,516,927
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	6,032,695	141,285,717
Computers & Peripherals - 0.8%
Apple, Inc.	96,896	46,195,168
IT Services - 4.5%
Accenture PLC Class A	534,171	39,336,352
Cognizant Technology Solutions Corp. Class A (a)	202,260	16,609,591
IBM Corp.	461,163	85,398,164
Paychex, Inc. (g)	3,309,386	134,493,447
		275,837,554
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc. (g)	3,207,300	56,256,042
Broadcom Corp. Class A	570,400	14,836,104
KLA-Tencor Corp. (g)	227,491	13,842,827
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	14,586,518
		99,521,491
Software - 1.7%
CA Technologies, Inc.	465,919	13,823,817
Microsoft Corp.	2,806,721	93,491,877
		107,315,694
TOTAL INFORMATION TECHNOLOGY		670,155,624
MATERIALS - 0.9%
Chemicals - 0.5%
RPM International, Inc.	475,052	17,196,882

	Shares	Value
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	213,803	$ 6,531,682
Tronox Ltd. Class A	125,500	3,070,985
		26,799,549
Metals & Mining - 0.4%
Commercial Metals Co.	731,327	12,395,993
Freeport-McMoRan Copper & Gold, Inc.	416,394	13,774,314
		26,170,307
TOTAL MATERIALS		52,969,856
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,865,059	63,076,295
CenturyLink, Inc.	1,114,725	34,980,071
Verizon Communications, Inc.	1,694,000	79,042,040
		177,098,406
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	16,157,298	56,709,287
TOTAL TELECOMMUNICATION SERVICES		233,807,693
UTILITIES - 3.8%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	349,172	15,136,606
FirstEnergy Corp.	565,359	20,607,336
Hawaiian Electric Industries, Inc. (e)	563,987	14,156,074
NextEra Energy, Inc.	377,921	30,294,147
Northeast Utilities	375,355	15,483,394
PPL Corp.	1,284,647	39,027,576
Southern Co.	915,860	37,715,115
Xcel Energy, Inc.	545,889	15,071,995
		187,492,243
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	653,908	15,674,175
Sempra Energy	389,300	33,324,080
		48,998,255
TOTAL UTILITIES		236,490,498
TOTAL COMMON STOCKS (Cost $4,467,952,552)		5,612,348,867
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	269,990	13,539,999
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375%	111,500	$ 5,869,360
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	29,880	7,753,860
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A, 6.50%	11,400	14,805,750
TOTAL HEALTH CARE		22,559,610
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	179,400	11,623,326
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	90,807	4,948,073
Series E, 5.599%	158,600	8,846,708
		13,794,781
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	188,700	9,388,769
Dominion Resources, Inc.:
Series A, 6.125%	112,300	5,990,082
Series B, 6.00%	112,400	6,007,780
		21,386,631
TOTAL UTILITIES		35,181,412
TOTAL CONVERTIBLE PREFERRED STOCKS		88,773,707
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	46,518	10,965,879
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	22,163	21,165,665
Series A, 8.50%	121,466	3,252,859
		24,418,524
TOTAL NONCONVERTIBLE PREFERRED STOCKS		35,384,403
TOTAL PREFERRED STOCKS (Cost $111,005,784)		124,158,110
Corporate Bonds - 3.3%
		Principal Amount (d)	Value
Convertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	6,400,000	$ 9,584,672
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 3.75% 12/15/17		13,690,000	13,005,500
Amyris, Inc. 3% 2/27/17		1,383,000	968,653
Chesapeake Energy Corp. 2.5% 5/15/37		7,300,000	7,207,290
Cobalt International Energy, Inc. 2.625% 12/1/19		4,340,000	4,584,125
Ship Finance International Ltd. 3.25% 2/1/18		8,770,000	8,845,422
			34,610,990
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		9,420,000	13,365,096
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		10,438,000	11,443,179
TOTAL FINANCIALS			24,808,275
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		4,670,000	7,650,044
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		8,520,000	11,982,528
Health Care Providers & Services - 0.4%
WellPoint, Inc. 2.75% 10/15/42 (f)		19,610,000	25,140,020
TOTAL HEALTH CARE			44,772,592
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14		11,250,000	15,468,750
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14		4,000,000	7,772,500
4.25% 12/15/14		550,000	1,098,969
			8,871,469
TOTAL INDUSTRIALS			24,340,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		$ 9,920,000	$ 10,391,696
Liberty Interactive LLC 0.75% 3/30/43 (f)		2,100,000	2,365,230
			12,756,926
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13		9,110,000	14,567,801
Semiconductors & Semiconductor Equipment - 0.5%
GT Advanced Technologies, Inc. 3% 10/1/17		11,680,000	15,220,500
Micron Technology, Inc.:
1.625% 2/15/33 (f)		770,000	1,307,075
3.125% 5/1/32		8,110,000	15,378,588
			31,906,163
TOTAL INFORMATION TECHNOLOGY			59,230,890
TOTAL CONVERTIBLE BONDS			197,347,638

		Principal Amount (d)	Value
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Walter Energy, Inc. 8.5% 4/15/21 (f)		$ 5,250,000	$ 4,383,750
TOTAL CORPORATE BONDS (Cost $170,176,125)			201,731,388
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	220,027,279	220,027,279
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	23,520,348	23,520,348
TOTAL MONEY MARKET FUNDS (Cost $243,547,627)		243,547,627
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,992,682,088)		6,181,785,992
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,289,127)
NET ASSETS - 100%		$ 6,146,496,865
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	10/19/13 - $115.00	460	$ 78,481	$ (50,370)
Applied Materials, Inc.	10/19/13 - $16.00	8,018	234,362	(1,250,808)
Comcast Corp. Class A	10/19/13 - $45.00	7,607	191,997	(635,185)
Johnson & Johnson	11/16/13 - $90.00	4,321	483,857	(306,791)
KLA-Tencor Corp.	10/19/13 - $60.00	569	84,438	(99,575)
Morgan Stanley	10/19/13 - $29.00	4,151	365,454	(53,963)
Paychex, Inc.	12/21/13 - $40.00	4,964	357,799	(744,600)
Stanley Black & Decker, Inc.	10/19/13 - $92.50	882	112,367	(101,430)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options - continued
Time Warner, Inc.	10/19/13 - $65.00	4,580	$ 278,457	$ (684,710)
WellPoint, Inc.	11/16/13 - $90.00	2,472	589,636	(175,512)
TOTAL WRITTEN OPTIONS			$ 2,776,848	$ (4,102,944)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,389,591 or 1.2% of net assets.

(g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $184,637,818.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,615,132 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,156,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 209,517
Fidelity Securities Lending Cash Central Fund	921,043
Total	$ 1,130,560
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 534,981,810	$ 508,975,819	$ 3,696,383	$ 22,309,608
Consumer Staples	497,581,857	497,581,857	-	-
Energy	806,030,502	806,030,502	-	-
Financials	1,277,639,882	1,236,414,070	35,920,288	5,305,524
Health Care	757,527,590	723,847,068	33,680,522	-
Industrials	634,140,253	634,140,253	-	-
Information Technology	670,155,624	670,155,624	-	-
Materials	52,969,856	52,969,856	-	-
Telecommunication Services	233,807,693	177,098,406	56,709,287	-
Utilities	271,671,910	257,335,068	14,336,842	-
Corporate Bonds	201,731,388	-	201,731,388	-
Money Market Funds	243,547,627	243,547,627	-	-
Total Investments in Securities:	$ 6,181,785,992	$ 5,808,096,150	$ 346,074,710	$ 27,615,132
Derivative Instruments:
Liabilities
Written Options	$ (4,102,944)	$ (4,102,944)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 70,127,828
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,996,792,588. Net unrealized appreciation aggregated $1,184,993,404, of which $1,432,679,571 related to appreciated investment securities and $247,686,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013